NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS - Potential Shares of Common Stock Excluded From The Computation Of Diluted Net Loss Per Share (Details) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 09, 2022	Oct. 31, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive				40,950,105	12,463,950	40,950,105	12,463,950	9,691,497	12,737,670
Proceeds from issue of redeemable convertible preferred stock						$ 9,526,000
Series A Preferred Stock
Antidilutive securities
Issuance of redeemable convertible preferred stock	10,029	900				9,526
Proceeds from issue of redeemable convertible preferred stock		$ 900,000	$ 9,500,000
Noteholder Investor | Securities Purchase Agreement
Antidilutive securities
Number of common stock shares, called by warrants			1,404,524	1,404,524		1,404,524
Proceeds from issue of redeemable convertible preferred stock			$ 6,400,000
Noteholder Investor | Series A Preferred Stock | Securities Purchase Agreement
Antidilutive securities
Issuance of redeemable convertible preferred stock			6,376
Subsequent Event | Noteholder Investor | Series A Preferred Stock | Securities Purchase Agreement
Antidilutive securities
Issuance of redeemable convertible preferred stock		900
Number of common stock shares, called by warrants		900,000
Proceeds from issue of redeemable convertible preferred stock		$ 900,000
Common stock upon conversion of redeemable convertible preferred stock A
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive					4,214,422		4,214,422		4,214,422
Common stock upon conversion of redeemable convertible preferred stock B
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive					7,288,333		7,288,333		7,288,333
Non-vested shares of Series C common stock
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive					638,972		638,972		912,692
Warrants to Purchase Redeemable Convertible Preferred Stock B, As-Converted
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive					322,223		322,223
Series A Convertible Preferred stock
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive				9,526,000		9,526,000
Warrant
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive				11,066,611		11,066,611
Options to purchase common stock
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive				1,465,817		1,465,817
Senior and Subordinated Convertible Notes
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive								3,179,410
Senior Convertible Notes
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive				5,858,842		5,858,842
Subordinated Convertible Notes
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive				13,032,835		13,032,835
Shares subject to warrants to purchase common stock
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive								6,512,087	322,223